American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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BALANCED FUND * CAPITAL GROWTH FUND * CAPITAL VALUE FUND * FOCUSED GROWTH FUND
FUNDAMENTAL EQUITY FUND * GIFTRUST® FUND * GROWTH FUND * HERITAGE FUND
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND * NEW OPPORTUNITIES FUND
NEW OPPORTUNITIES II FUND * NT GROWTH FUND * NT VISTA(SM) FUND * SELECT FUND
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND * ULTRA® FUND
VEEDOT® FUND * VISTA(SM) FUND

Supplement dated March 14, 2008 * Statement of Additional Information dated March 1, 2008

Timothy S. Webster resigned as director effective March 6, 2008. All references to him in the SAI should be deleted, with the exception of the COMPENSATION OF
DIRECTORS section.

THE FOLLOWING FOOTNOTE SHOULD BE ADDED TO TIMOTHY S. WEBSTER'S ENTRY IN THE
AGGREGATE DIRECTOR COMPENSATION TABLE IN THE COMPENSATION OF DIRECTORS SECTION
OF THE SAI:

    MR. WEBSTER RESIGNED FROM THE BOARD ON MARCH 6, 2008.

THE ENTRIES FOR JAMES F. KEEGAN IN THE ACCOUNTS MANAGED SECTION ON PAGE 63 AND
THE OWNERSHIP OF SECURITIES SECTION ON PAGE 67 ARE DELETED.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

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